Trade and other receivables - Additional Information (Detail)	6 Months Ended	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2021	Jun. 30, 2020	Jun. 30, 2019
Statements [Line Items]
Average credit period taken for sales	36 days	35 days	41 days	35 days
Description of collateral held as security and other credit enhancements		not
Bottom of range [member]
Statements [Line Items]
Trade and other receivables term		30 days
Top of range [member]
Statements [Line Items]
Trade and other receivables term		90 days